DIVIDENDS	12 Months Ended
Dec. 31, 2021
DIVIDENDS.
Dividends

15.         DIVIDENDS

Quarterly Dividend Policy

On November 15, 2021, the Board of Directors of the Company approved a quarterly cash dividend policy. Under the policy, the Company will declare and distribute a recurring cash dividend every fiscal quarter, starting from the third fiscal quarter of 2021, at an amount equivalent to approximately 15% to 20% of the Company’s net income after tax for such quarter. The determination to make dividend distributions and the exact amount of such distributions in any particular quarter will be based upon the Company’s operations and financial conditions, and other relevant factors, and subject to adjustment and determination by the board of directors.

The Board of Directors of the Company has approved a dividend of US$0.14 per ordinary share, or US$0.28 per ADS, for the third fiscal quarter of 2021 in accordance with the Company’s dividend policy, which is paid on January 18, 2022 to shareholders of record as of the close of business on December 15, 2021.